Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.75471%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,433,853.04

Principal:
Principal Collections	$35,534,870.33
Prepayments in Full	$16,681,118.27
Liquidation Proceeds	$31,035.37
Recoveries	$0.00
Sub Total	$52,247,023.97
Collections	$58,680,877.01

Purchase Amounts:
Purchase Amounts Related to Principal	$167,467.11
Purchase Amounts Related to Interest	$1,132.93
Sub Total	$168,600.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$58,849,477.05

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$58,849,477.05
Servicing Fee	$1,345,091.58	$1,345,091.58	$0.00	$0.00	$57,504,385.47
Interest - Class A-1 Notes	$956,740.80	$956,740.80	$0.00	$0.00	$56,547,644.67
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$55,333,294.67
Interest - Class A-2b Notes	$990,564.58	$990,564.58	$0.00	$0.00	$54,342,730.09
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$52,438,130.09
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$52,078,790.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,078,790.09
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$51,885,757.34
Second Priority Principal Payment	$13,227,011.86	$13,227,011.86	$0.00	$0.00	$38,658,745.48
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,658,745.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,658,745.48
Regular Principal Payment	$246,462,867.43	$38,658,745.48	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$58,849,477.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$13,227,011.86
Regular Principal Payment					$38,658,745.48
Total					$51,885,757.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$51,885,757.34	$164.72	$956,740.80	$3.04	$52,842,498.14	$167.76
Class A-2a Notes	$0.00	$0.00	$1,214,350.00	$3.73	$1,214,350.00	$3.73
Class A-2b Notes	$0.00	$0.00	$990,564.58	$3.96	$990,564.58	$3.96
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$51,885,757.34	$32.86	$5,618,628.13	$3.56	$57,504,385.47	$36.42

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$259,689,879.29	0.8244123	$207,804,121.95	0.6596956
Class A-2a Notes	$326,000,000.00	1.0000000	$326,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,523,629,879.29	0.9649701	$1,471,744,121.95	0.9321090

Pool Information
Weighted Average APR	4.814%	4.824%
Weighted Average Remaining Term	53.60	52.85
Number of Receivables Outstanding	44,993	44,113
Pool Balance	$1,614,109,892.13	$1,561,682,948.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,528,007,096.24	$1,478,832,867.43
Pool Factor	0.9674720	0.9360481

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$82,850,080.67
Targeted Overcollateralization Amount	$114,429,046.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,938,826.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$12,452.95
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$12,452.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0093%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0094%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		111	$12,862.06
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$12,862.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0008%

Average Realized Loss for Receivables that have experienced a Realized Loss			$115.87
Average Net Loss for Receivables that have experienced a Realized Loss			$115.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.38%	148	$5,960,373.93
61-90 Days Delinquent	0.02%	12	$352,521.27
91-120 Days Delinquent	0.00%	1	$53,286.97
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.41%	161	$6,366,182.17

Repossession Inventory:
Repossessed in the Current Collection Period		3	$132,424.93
Total Repossessed Inventory		3	$132,424.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0044%
Current Collection Period			0.0295%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0260%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$2,928,730.71
2 Months Extended	87	$3,806,535.02
3+ Months Extended	14	$625,349.29

Total Receivables Extended	163	$7,360,615.02

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer